Leases (Tables)	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Summary of Right Use Assets
The changes in the carrying value of ROU assets for the year ended March 31, 2024 are as follows:

Gross carrying value	Premises	Equipment	Motor vehicles	Total
Balance as at April 1, 2023	$275,796	$23	$721	$276,540
Additions	18,409			18,409
Terminations/modifications	2,216	—	3	2,219
Translation adjustments	(5,629)	—	16	(5,613)

Balance as at March 31, 2024	$290,792	$23	$740	$291,555

Accumulated depreciation
Balance as at April 1, 2023	$100,648	$19	$399	$101,066
Depreciation	31,472	2	129	31,603
Terminations/modifications	(2,630)			(2,630)
Translation adjustments	(2,114)		7	(2,107)

Balance as at March 31, 2024	$127,376	$21	$535	$127,932

Net carrying value as at March 31, 2024	$163,416	$2	$205	$163,623

The changes in the carrying value of ROU assets for the year ended March 31, 2023 are as follows:

Gross carrying value	Premises	Computers	Equipment	Motor vehicles	Total
Balance as at April 1, 2022	$220,185	$40	$24	$813	$221,062
Additions	43,017	—	—	92	43,109
On acquisition (Refer Note 4(a), 4(b), 4(d))	3,443	—	—	74	3,517
Terminations/modifications	26,140	(35)	—	(230)	25,875
Translation adjustments	(16,989)	(5)	(1)	(28)	(17,023)

Balance as at March 31, 2023	$275,796	$—	$23	$721	$276,540

Accumulated depreciation
Balance as at April 1, 2022	$77,834	$40	$19	$546	$78,439
Depreciation	28,733	—	1	104	28,838
Terminations/modifications	(154)	(35)	—	(229)	(418)
Translation adjustments	(5,765)	(5)	(1)	(22)	(5,793)

Balance as at March 31, 2023	$100,648	$—	$19	$399	$101,066

Net carrying value as at March 31, 2023	$175,148	$—	$4	$322	$175,474

Summary of Movement in Lease Liabilities
The movement in lease liabilities for the year ended March 31, 2024 and 2023 is as follows:

Lease liabilities	March 31, 2024	March 31, 2023
Opening balance	$198,982	$166,994
Cash outflows
Principal payment of lease liabilities	(26,486)	(28,125)
Interest payment on lease liabilities	(15,499)	(12,749)
Non-cash adjustments
On acquisition (Refer Note 4(a),4(b),4(d),4(e),4(f)	—	3,440
Additions	17,537	40,293
Terminations/modifications	4,582	25,013
Interest accrued	15,152	13,307
Translation adjustments	(4,123)	(9,191)

Closing balance	$190,145	$198,982

Summary of Contractual Maturities of Lease Liabilities
The table below provides details regarding the contractual maturities of lease liabilities as at March 31, 2024, on an undiscounted basis:

	As at
Tenure	March 31, 2024	March 31, 2023
Less than 1 year	$42,314	$40,726
1-3 years	74,662	79,085
3-5 years	58,756	60,372
More than 5 years	74,209	81,851

Total	$249,941	$262,034